Note Payable – Seller (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	May 02, 2023	Sep. 30, 2022	Jan. 03, 2018	Sep. 30, 2016	Sep. 13, 2016
Note Payable – Seller [Line Items]
Issued of note payable		$ 0	$ 85,000	$ 13,537		$ 900,000
Bears interest rate per annum		5.50%
Principal of notes payable		$ 834,000		837,000
Accrued interest		$ 477,093		$ 409,063
Notes bears interest rate	5.50%
Default interest rate	8.00%
Senior Secured Credit Facility [Member]
Note Payable – Seller [Line Items]
Default interest rate		8.00%			18.00%		18.00%
Howco [Member]
Note Payable – Seller [Line Items]
Accrued interest	$ 509,216	$ 477,093
Note payable issued						$ 900,000
Principal of note payable	$ 834,000	$ 834,000
Notes Payable [Member]
Note Payable – Seller [Line Items]
Maturity date	Sep. 09, 2017
Notes Payable [Member]
Note Payable – Seller [Line Items]
Maturity date		Sep. 09, 2017